NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2023
NATURE OF OPERATIONS AND GOING CONCERN
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

Skeena Resources Limited (“Skeena” or the “Company”) is incorporated under the laws of the province of British Columbia, Canada, and its principal business activity is the exploration and evaluation of mineral properties focused in British Columbia. The Company’s corporate office is located at 2600 – 1133 Melville Street, Vancouver, British Columbia, V6E 4E5. The Company’s stock is trading on the Toronto Stock Exchange (“TSX”) and New York Stock Exchange under the ticker symbol “SKE”, and on the Frankfurt Stock Exchange under the ticker symbol “RXF”. The Company is in the exploration stage with respect to its mineral property interests.

The Company has previously relied primarily on share issuances in order to fund its exploration and evaluation activities and other business objectives. As at December 31, 2023, the Company had cash and cash equivalents of $91,135,000. Based on forecasted expenditures, this balance will be sufficient to fund the Company’s committed exploration and evaluation expenditures and general administrative costs for at least twelve months from the reporting date. However, if the Company continues its current level of exploration and evaluation activities planned for twelve months after the reporting date, the current cash balances will not be sufficient to fund these expenditures. In the longer term, the Company’s ability to continue as going concern is dependent upon successful execution of its business plan (including bringing the Eskay Creek project to profitable operation), raising additional capital or evaluating strategic alternatives for its mineral property interests. The Company expects to continue to raise the necessary funds primarily through the issuance of shares and construction financing which is anticipated to be provided through a combination of debt, equity and other instruments at the appropriate time. There can be no guarantees that future equity and/or construction financings will be available on acceptable terms or at all, in which case the Company may need to reduce or delay its longer-term exploration and evaluation plans.

On June 1, 2022, the Company acquired all of the issued and outstanding common shares of QuestEx Gold & Copper Ltd. (“QuestEx”) for cash and share consideration totalling $41,250,000, including replacement options and warrants to the holders of QuestEx options and warrants (Note 9) (the “QuestEx Transaction”). Concurrent with the QuestEx Transaction, the Company sold certain mineral properties to an affiliate of Newmont Corporation for $25,598,000.